Convertible Notes Payable and Convertible Notes Payable to Related Parties (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Convertible Notes Payable and Convertible Notes Payable to Related Parties
16.	Convertible Notes Payable

At June 30, 2020 and December 31, 2019, the carrying amounts of the convertible notes including the remaining principal balance plus the fair value of the derivative liabilities associated with the variable share settlement feature and unamortized discounts is as follows (in thousands):

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying amount
Convertible notes
GS Capital Partners (5)	1/17/2020	10%	1/17/2021	150	(82)	196	264
EMA Financial, LLC (6)	2/6/2020	10%	11/6/2020	125	(59)	187	253
Adar Alef, LLC (7)	2/10/2020	12%	2/10/2021	150	(92)	196	254
BHP Capital (8)	3/24/2020	10%	3/24/2020	100	(71)	90	119
Jefferson Street Capital, LLC (9)	3/24/2020	10%	3/24/2020	100	(71)	90	119
Auctus Fund (10)	4/1/2020	10%	3/30/2021	1,100	(825)	1,663	1,938
Eagle Equities (11)	4/2/2020	10%	3/31/2021	275	(207)	351	419
Platinum Point (12)	4/2/2020	10%	3/31/2021	103	(69)	92	126
Platinum Point (13)	4/2/2020	10%	4/20/2021	420	(340)	381	461
EMA Financial, LLC (14)	5/5/2020	10%	5/5/2020	250	(211)	415	454
Balance at June 30, 2020				$2,773	$(2,027)	$3,661	$4,407

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying amount
Convertible notes
Adar Bays - Alef (1)	7/30/2019	10%	7/30/2020	$275	$(159)	$379	$495
JSJ Investments (2)	12/6/2019	10%	12/6/2020	255	(238)	422	439
Eagle Equities (3)	12/12/2019	12%	12/12/2020	210	(199)	285	296
BHP Capital (4)	12/20/2019	10%	12/20/2020	125	(114)	117	128

Balance at December 31, 2019				$865	$(710)	$1,203	$1,358

The derivative liabilities results from the variable share settlement provision featured within the convertible notes issued by the Company. The fair value of the derivative liabilities was estimated using the Monte Carlo simulation model on the dates that the notes were issued and were subsequently revalued at June 30, 2020 and December 31, 2019, with the following weighted average assumptions:

	June 30, 2020	December 31, 2019

Stock Price	$ 7.00 – 12.10	$ 8.91 – 10.15
Risk Free Interest Rate	0.13 – 0.19%	1.52 – 1.60%
Expected life (years)	0.08 – 1.00	0.58 – 1.00
Expected dividend yield	—%	—%
Expected volatility	73.5 – 79.9%	90.0 – 95.3%

Fair Value - Note Variable Share Settlement Feature (in thousands)	$3,661	$1,203

(1)	On July 30, 2019, the Company issued a convertible promissory note to Adar Alef, LLC in the amount of $275,000. The note accrues interest at a rate of 12% per annum and matures on July 30, 2020. The note is not convertible until the six month anniversary of the note, at which time if the note has not already been repaid by the Company, the note holder shall be entitled to convert all or part of the note into shares of the Company’s common stock, at a price per share equal to 53% of the lowest trading price of the common stock for the twenty prior trading days upon which the conversion notice is received by the Company.

On January 20, 2020, the Company repaid the principal balance of $275,000 and accrued interest of approximately $16,000.

(2)

On December 6, 2019, the Company issued a convertible promissory note to JSJ Investments with a principal balance of $255,000. The Company received net proceeds of $250,000. The note matures on December 6, 2020 and bears interest at 10% per annum. The Company may prepay this note and unpaid interest on or prior to July 3, 2020. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 47% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

On June 2, 2020, the Company repaid the principal balance of $255,000 and accrued interest of approximately $12,000.

(3)

On December 12, 2019, the Company issued a convertible promissory note to Eagle Equities, LLC with a principal balance of $210,000. The Company received net proceeds of $200,000. The note matures on December 12, 2020 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock, at any time after the six month anniversary of the note, at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

On June 10, 2020, the Company repaid the principal balance of $210,000 and accrued interest of approximately $13,000.

(4)

On December 20, 2019, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $125,000. The Company received net proceeds of $122,500. The note matures on December 20, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. In connection with the promissory note, the Company issued 5,000 shares of its restricted common stock with a fair value of approximately $47,000. The Company had the option to buy back the shares 180 days from the issue date, for a one-time payment of $8.00 per share. This option was not exercised and has expired as of June 30, 2020.

On June 17, 2020, the Company repaid the principal balance of $125,000 and accrued interest of approximately $6,000.

(5)	On January 17, 2020, the Company issued a convertible promissory note to GS Capital Partners, LLC. with a principal balance of $150,000. The note matures on January 17, 2021 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

On July 15, 2020, the Company repaid the principal balance of $150,000 and accrued interest of approximately $7,000.

(6)	On February 6, 2020, the Company issued a convertible promissory note to EMA Financial, LLC. with a principal balance of $125,000. The note matures on November 6, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock equal to the lower of (i) the lowest closing price of the common stock during the preceding twenty (20) day trading period ending on the latest trading day prior to the note issuance date or (ii) at a rate of 50% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

(7)	On February 10, 2020, the Company issued a convertible promissory note to Adar Alef, LLC. with a principal balance of $150,000. The note matures on February 10, 2021 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

(8)	On March 24, 2020, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $100,000. The note matures on demand and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.

(9)	On March 24, 2020, the Company issued a convertible promissory note to Jefferson Street Capital, LLC. with a principal balance of $100,000. The note matures on demand and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.

(10)	On April 1, 2020, the Company issued a convertible promissory note to Auctus Fund, LLC. with a principal balance of $1.1 million. The note matures on March 30, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company’s common stock at a rate of 50% multiplied by the lowest trading price during the previous thirty (30) day trading period ending on the latest complete trading day prior to the conversion date. In connection with this convertible promissory note, the Company issued 142,118 warrants and 30,000 shares of common stock. See Note 18.

(11)	On April 2, 2020, the Company issued a convertible promissory note to Eagle Equities, LLC. with a principal balance of $275,000. The note matures on March 31, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company’s common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

(12)	On April 2, 2020, the Company issued a convertible promissory note to Platinum Point Capital, LLC. with a principal balance of $103,000. The note matures on March 31, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.

(13)	On April 23, 2020, the Company issued a convertible promissory note to Platinum Point Capital, LLC. with a principal balance of $420,000. The note matures on April 20, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. In connection with this convertible promissory note, the Company issued 55,172 warrants and 25,000 shares of common stock. See Note 18.

(14)	On May 11, 2020, the Company issued a convertible promissory note to EMA Financial, LLC. with a principal balance of $250,000. The note matures on May 5, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company’s common stock equal to the lower of (i) the lowest closing price of the common stock during the preceding twenty (20) day trading period ending on the latest trading day prior to the note issuance date or (ii) at a rate of 50% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

In addition to the above convertible promissory notes, on January 29, 2020, the Company issued a convertible promissory note to Auctus Fund, LLC. with a principal balance of $275,000. The note matures on November 29, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 50% multiplied by the lowest trading price during the previous twenty five (25) day trading period ending on the latest complete trading day prior to the conversion date. On March 19, 2020, the Company repaid in full the principal balance and interest of approximately $4,000.

FaceBank Group, Inc Pre-Merger [Member]
Convertible Notes Payable and Convertible Notes Payable to Related Parties

Note 11 – Convertible Notes Payable

At March 31, 2020 and December 31, 2019, the carrying amounts of the convertible notes including the remaining principal balance plus the fair value of the derivative liabilities associated with the variable share settlement feature and unamortized discounts is as follows (in thousands):

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying amount
Convertible notes
JSJ Investments (2)	12/6/2019	10%	12/6/2020	$255	$(174)	$443	$524
Eagle Equities (3)	12/12/2019	12%	12/12/2020	210	(147)	297	360
BHP Capital (4)	12/20/2019	10%	12/20/2020	125	(85)	120	160
GS Capital Partners (5)	1/17/2020	10%	1/17/2021	150	(120)	210	240
EMA Financial, LLC (6)	2/6/2020	10%	11/6/2020	125	(100)	204	229
Adar Alef, LLC (7)	2/10/2020	12%	2/10/2021	150	(129)	220	241
BHP Capital (8)	3/24/2020	10%	3/24/2020	100	(95)	99	104
Jefferson Street Capital, LLC (9)	3/24/2020	10%	3/24/2020	100	(95)	99	104
Balance at March 31, 2020				$1,215	$(945)	$1,692	$1,962

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying amount
Convertible notes
Adar Bays – Alef (1)	7/30/2019	10%	7/30/2020	275	(159)	379	495
JSJ Investments (2)	12/06/2019	10%	12/6/2020	255	(238)	422	439
Eagle Equities (3)	12/12/2019	12%	12/12/2020	210	(199)	285	296
BHP Capital (4)	12/20/2019	10%	12/20/2020	125	(114)	117	128

Balance at December 31, 2019				$865	$(710)	$1,203	$1,358

The derivative liability results from the variable share settlement provision featured within the convertible notes issued by the Company. The fair value of the derivative liabilities was estimated using a Binomial Lattice model on the dates that the notes were issued and were subsequently revalued at March 31, 2020 and December 31, 2019, using the Monte Carlo simulation model with the following weighted average assumptions:

	March 31, 2020	December 31, 2019

Stock Price	$7.74 – 9.45	$8.91 – 10.15
Risk Free Interest Rate	0.12 – 1.56%	1.52 - 1.60%
Expected life (years)	0.33 – 1.00	0.58 – 1.00
Expected dividend yield	0%	0%
Expected volatility	91.3 – 134.0%	90.0 – 95.3%

Fair Value – Note Variable Share Settlement Feature (in thousands)	$1,692	$1,203

(1)

On July 30, 2019, the Company issued a convertible promissory note to Adar Alef, LLC in the amount of $275,000. The note accrues interest at a rate of 12% per annum and matures on July 30, 2020. The note is not convertible until the six month anniversary of the note, at which time if the note has not already been repaid by the Company, the note holder shall be entitled to convert all or part of the note into shares of the Company’s common stock, at a price per share equal to 53% of the lowest trading price of the common stock for the twenty prior trading days upon which the conversion notice is received by the Company.

On January 20, 2020, the Company repaid the principal balance of $275,000 and accrued interest of approximately $16,000.

(2)	On December 6, 2019, the Company issued a convertible promissory note to JSJ Investments with a principal balance of $255,000. The Company received net proceeds of $250,000. The note matures on December 6, 2020 and bears interest at 10% per annum. The Company may prepay this note and unpaid interest on or prior to July 3, 2020. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 47% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

(3)	On December 12, 2019, the Company issued a convertible promissory note to Eagle Equities, LLC with a principal balance of $210,000. The Company received net proceeds of $200,000. The note matures on December 12, 2020 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock, at any time after the six month anniversary of the note, at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

(4)	On December 20, 2019, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $125,000. The Company received net proceeds of $122,500. The note matures on December 20, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. In connection with the promissory note, the Company issued 5,000 shares of its restricted common stock with a fair value of approximately $47,000. The Company will have the option to buy back the shares 180 days from the issue date, for a one-time payment of $8.00 per share.

(5)	On January 17, 2020, the Company issued a convertible promissory note to GS Capital Partners, LLC. with a principal balance of $150,000. The note matures on January 17, 2021 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

(6)	On February 6, 2020, the Company issued a convertible promissory note to EMA Financial, LLC. with a principal balance of $125,000. The note matures on November 6, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock equal to the lower of (i) the lowest closing price of the common stock during the preceding twenty (20) day trading period ending on the latest trading day prior to the note issuance date or (ii) at a rate of 50% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

(7)	On February 10, 2020, the Company issued a convertible promissory note to Adar Alef, LLC. with a principal balance of $150,000. The note matures on February 10, 2021 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

(8)	On March 24, 2020, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $100,000. The note matures on demand and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.

(9)

On March 24, 2020, the Company issued a convertible promissory note to Jefferson Street Capital, LLC. with a principal balance of $100,000. The note matures on demand and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.

On January 29, 2020, the Company issued a convertible promissory note to Auctus Fund, LLC. with a principal balance of $275,000. The note matures on November 29, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 50% multiplied by the lowest trading price during the previous twenty five (25) day trading period ending on the latest complete trading day prior to the conversion date. On March 19, 2020, the Company repaid the principal balance and interest of approximately $4,000.

Note 12 - Convertible Notes Payable and Convertible Notes Payable to Related Parties

At December 31, 2019 and 2018, the carrying amounts of the convertible notes including the remaining principal balance plus the fair value of the derivative liabilities associated with the variable share settlement feature and unamortized discounts is as follows (in thousands):

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying amount
Convertible notes
Adar Bays - Alef (4)	11/28/2018	10%	11/28/2019	275	(159)	379	495
JSJ Investments (7)	12/6/2019	10%	12/6/2020	255	(238)	422	439
Eagle Equities (8)	12/12/2019	12%	12/12/2020	210	(199)	285	296
BHP Capital (9)	12/20/2019	10%	12/20/2020	125	(114)	117	128

Balance at December 31, 2019				$865	$(710)	$1,203	$1,358

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying Amount
Convertible notes

Power Up (1*)	8/24/18	8%	8/24/19	$203	$(131)	$152	$224
Birchwood Capital (2)	11/6/18	10%	5/6/19	50	(35)	-	15
Power Up (3)	11/26/18	8%	11/26/19	128	(115)	96	109
Adar Bays - Alef (4)	11/28/18	10%	11/28/19	193	(175)	221	239
Total				$574	$(456)	$469	$587

Convertible notes- Related Parties

Chairman (5) in default	10/12/15	22%	8/1/17	$265	-	$549	814
Shareholder (6) in default	12/28/16	3%	3/24/17	50	-	-	50
Total				$315	-	$549	$864

Balance at December 31, 2018				$889	$(456)	$1,018	$1,451

* The (#) references the notes described below

The derivative liability results from the variable share settlement provision featured within the convertible notes issued by the Company. The fair value of the derivative liabilities was estimated using the Monte Carlo simulation model on the dates that the notes were issued and were subsequently revalued at December 31, 2019 and 2018, with the following weighted average assumptions:

	December 31, 2019	December 31, 2018

Stock Price	$8.91 - 10.15	$6.75
Risk Free Interest Rate	1.52 1.60%	2.61%
Expected life (years)	0.58 – 1.00	0.73
Expected dividend yield	0%	0%
Expected volatility	90.0 – 95.3%	92.8%

Fair Value - Note Variable Share Settlement Feature (in thousands)	$1,203	$1,018

(1)	On February 20, 2019, the Company settled the August 24, 2018, convertible promissory note issued to Power Up, repaying the principal balance of $202,500 and $66,369 for interest and penalties.

(2)	On November 6, 2018, the Company issued a convertible promissory note to Birchwood Capital, LLC in the amount of $50,000. The note was due on May 6, 2019 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of $3.00 per share. The Company recorded a beneficial conversion feature discount of $50,000 on this note as of December 31, 2018. The note is currently past due. Accrued interest was approximately $4,500 and $1,000 as of September 30, 2019 and December 31, 2018, respectively. On October 11, 2019, the principal balance of $50,000 was converted into 16,666 shares of the Company’s common stock at share price of $3.00. The Company and Birchwood Capital, LLC, have agreed that this conversion fully satisfies the outstanding principal and accrued interest related to this note. During the year ended December 31, 2019, the Company reversed accrued interest of approximately $4,500.

(3)	On November 26, 2018, the Company issued a convertible promissory note to Power Up Lending Group, LLC in the amount of $128,000. The note is due on November 26, 2019 and bears interest at 8% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the average for the three lowest traded prices during the previous ten (10) day trading period ending on the latest complete trading day prior to the conversion date. On April 25, 2019, the Company settled the note, repaying the principal balance of $128,000 and $39,000 for interest and penalties.

(4)

On July 30, 2019, the Company issued a convertible promissory note to Adar Alef, LLC in the amount of $275,000. The note accrues interest at a rate of 12% per annum and matures on July 30, 2020. The note is not convertible until the six month anniversary of the note, at which time if the note has not already been repaid by the Company, the note holder shall be entitled to convert all or part of the note into shares of the Company’s common stock, at a price per share equal to 53% of the lowest trading price of the common stock for the twenty prior trading days upon which the conversion notice is received by the Company.

On November 28, 2018, the Company issued a convertible promissory note to Adar Bays - Alef, LLC in the amount of $192,500. The note is due on November 28, 2019 and bears interest at 6% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date. On May 20, 2019, the Company settled the note, repaying the principal balance of $192,500 and $47,500 for interest and penalties.

(7)	On December 6, 2019, the Company issued a convertible promissory note to JSJ Investments with a principal balance of $255,000. The Company received net proceeds of $250,000. The note matures on December 6, 2020 and bears interest at 10% per annum. The Company may prepay this note and unpaid interest on or prior to July 3, 2020. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 47% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

(8)	On December 12, 2019, the Company issued a convertible promissory note to Eagle Equities, LLC with a principal balance of $210,000. The Company received net proceeds of $200,000. The note matures on December 12, 2020 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock, at any time after the six month anniversary of the note, at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

(9)	On December 20, 2019, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $125,000. The Company received net proceeds of $122,500. The note matures on December 20, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. In connection with the promissory note, the Company issued 5,000 shares of its restricted common stock with a fair value of approximately $47,000. The Company will have the option to buy back the shares 180 days from the issue date, for a one-time payment of $8.00 per share.

Related Party Convertible Notes

(5)	In July 2015, the Company issued convertible promissory notes to Mr. Bafer, Chairman, in exchange for the cancellation of previously issued promissory notes in the aggregate of $530,000 and accrued interest of $13,000 for a total of $543,000. The notes are unsecured, bear interest of 5% per annum, matured on October 1, 2015 and are convertible into shares of common stock at a conversion price equal to the lowest closing stock price during the 20 trading days prior to conversion with a 50% discount.

In October 2015, the notes matured and became past due. As a result, the stated interest of 5% increased to 22% pursuant to the term of the notes. In July 2016, the Company and Mr. Bafer agreed to extend the maturity date of these notes to August 1, 2017 to cure the default. There were no other terms changed and no additional consideration was paid.

On May 22, 2019, the Company issued a non-convertible promissory note to replace the convertible promissory notes (See Note 9).

(6)	On December 28, 2016, the Company issued an unsecured convertible promissory note in the principal amount of $50,000 to a shareholder. The note bears interest at 3% per annum, was due on March 24, 2017, and is convertible into shares of common stock at a conversion price of $4,000 per share. The promissory note was converted into 250,000 shares of common stock.